Financial Instruments and Risk Management (Details) - Schedule of foreign currency risk - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Foreign Currency Risk Abstract
Cash	$ 245,858	$ 162,135
Accounts payable and accrued liabilities	(93,630)	(142,726)
Total	$ 152,228	$ 19,409